Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments not included in lease liability
Information related to lease payments and lease liabilities
(in USD million)		Lease liabilities
Lease liabilities at 1 January 2019		4,660
New leases, including remeasurements and cancellations		861
Gross lease payments	(1,280)
Lease interest	144
Lease down-payments	(1,136)	(1,136)
Currency		(47)
Lease liability at 31 December 20191)		4,339

1) Of which USD 1,148 million is presented within current Finance debt and USD 3,191 million is presented within non-current Finance debt.

Lease expenses not included in lease liabilities
(in USD million)		2019
Short-term lease expenses		435

Information related to Right of use assets
Information related to Right of use assets
(in USD million)	Drilling rigs	Vessels	Lands and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2019	1,212	1,302	1,537	72	249	4,372
Additions including remeasurements and cancellations1)	160	439	59	141	56	855
Depreciation and impairment1)	(398)	(413)	(225)	(57)	(81)	(1,174)
Currency and other	(23)	(8)	(6)	0	(5)	(42)
Right of use assets at 31 December 2019	951	1,320	1,365	156	219	4,011

1) USD 375 million of the depreciation cost have been allocated to activities being capitalised.

Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities
Information related to lease payments and lease liabilities
(in USD million)		Lease liabilities
Lease liabilities at 1 January 2019		4,660
New leases, including remeasurements and cancellations		861
Gross lease payments	(1,280)
Lease interest	144
Lease down-payments	(1,136)	(1,136)
Currency		(47)
Lease liability at 31 December 20191)		4,339

1) Of which USD 1,148 million is presented within current Finance debt and USD 3,191 million is presented within non-current Finance debt.

Lease expenses not included in lease liabilities
(in USD million)		2019
Short-term lease expenses		435